Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Other Income (Loss)

($ millions)	2023	2022 (1)
Gain (loss) on capital dispositions	(0.7)	26.1
Government grant for decommissioning expenditures	5.4	23.0
Sublease income	3.7	3.6
Other	5.0	6.3
Other income	13.4	59.0
(1)Comparative period revised to reflect current period presentation.